CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Thousands, except Per Share data	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest income
Loans	$ 8,853	$ 6,913	$ 13,285	$ 14,643	$ 15,436
Mortgage-backed securities	137	162	289	437	464
Investment securities	1,033	848	1,714	1,197	2,074
Interest-earning deposits and other	137	77	150	196	84
Total interest income	10,160	8,000	15,438	16,473	18,058
Interest expense
Deposits	2,217	1,784	3,435	4,844	6,727
Borrowings	615	718	1,263	1,741	1,718
Total interest expense	2,832	2,502	4,698	6,585	8,445
Net interest income	7,328	5,498	10,740	9,888	9,613
Provision for losses on loans	200	100	550	853	668
Net interest income after provision for losses on loans	7,128	5,398	10,190	9,035	8,945
Other income
Rental	58	32	64	51	51
Gain (loss) on sale of real estate acquired through foreclosure	122	(22)	(23)	(102)	(48)
Gain (loss) on sale of office premises and equipment				1	(15)
Gain on sale of loans	226	82	694	386	53
Earnings on bank-owned life insurance	124	69	138	137	133
Other operating	657	208	450	340	329
Total other income	1,187	369	1,323	813	503
General, administrative and other expense
Employee compensation and benefits	3,122	2,251	4,489	4,604	4,331
Occupancy and equipment	535	323	664	572	582
Property, payroll and other taxes	598	499	965	984	960
Data processing	219	112	238	314	311
Legal and professional	542	236	891	444	382
Advertising	280	100	197	195	196
FDIC expense	305	147	291	248	31
Other operating	969	396	805	780	647
Total general, administrative and other expense	6,570	4,064	8,540	8,141	7,440
Earnings before income taxes	1,745	1,703	2,973	1,707	2,008
Federal income taxes (benefits)
Current	(411)	531	917	623	724
Deferred	701	91	78	(17)	(132)
Total federal income taxes	290	622	995	606	592
NET EARNINGS	$ 1,455	$ 1,081	$ 1,978	$ 1,101	$ 1,416
Earnings per share - basic and diluted (in dollars per share)	$ 0.17	$ 0.12	$ 0.23	$ 0.13	$ 0.16